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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 09-30-2009

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          09-30-2009
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           69
Form 13F Information Table Value Total:       189,399
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                                              VOTING
                                                                                                            AUTHORITY:
                                                                                                               SOLE/
                               TITLE OF                 VALUE    SHRS. OR    SH/P   PUT/    INV.    OTHER     SHARED/
NAME OF ISSUER                   CLASS      CUSIP     (X$1000)   PRN. AMT.    RN    CALL   DISCR.   MNGR.      NONE
--------------                 --------   ---------   --------   ---------   ----   ----   ------   -----   ----------
AETNA INC                      COM        00817Y108       699       25100    SH            SOLE             SOLE
AK STEEL HOLDING CORP          COM        001547108       460       23300    SH            SOLE             SOLE
AON CORP                       COM        037389103       643       15800    SH            SOLE             SOLE
APPLE INC                      COM        037833100     14067       75900    SH            SOLE             SOLE
ARCH COAL INC                  COM        039380100       392       17700    SH            SOLE             SOLE
ARCHER-DANIELS-MIDLAND         COM        039483102       841       28800    SH            SOLE             SOLE
AT&T INC                       COM        00206R102     10147      376367    SH            SOLE             SOLE
CATERPILLAR INC                COM        149123101       908       17700    SH            SOLE             SOLE
CEMEX SAB DE CV                ADR        151290889       349       27000    SH            SOLE             SOLE
CHUBB CORP                     COM        171232101      3262       64700    SH            SOLE             SOLE
CIGNA CORP                     COM        125509109       230        8200    SH            SOLE             SOLE
CISCO SYSTEMS INC              COM        17275R102     12969      551152    SH            SOLE             SOLE
COLGATE-PALMOLIVE CO           COM        194162103      3570       46800    SH            SOLE             SOLE
CORONATION FUND MANAGERS       ETF        464287465       913       16700    SH            SOLE             SOLE
COSTCO WHOLESALE CORP          COM        22160K105       304        5400    SH            SOLE             SOLE
DELL INC                       COM        24702R101      9943      652000    SH            SOLE             SOLE
DIAMONDS TRUST SERIES I        ETF        252787106       893        9200    SH            SOLE             SOLE
EMC CORP                       COM        268648102       349       20500    SH            SOLE             SOLE
EXELON CORP                    COM        30161N101       357        7200    SH            SOLE             SOLE
FAMILY DOLLAR STORES INC       COM        307000109       341       12900    SH            SOLE             SOLE
FIRST SOLAR INC                COM        336433107       530        3465    SH            SOLE             SOLE
FIRSTENERGY CORP               COM        337932107      1787       39100    SH            SOLE             SOLE
GENERAL ELECTRIC CO            COM        369604103      4616      281100    SH            SOLE             SOLE
GENERAL MILLS INC              COM        370334104      4714       73240    SH            SOLE             SOLE
GENWORTH FINANCIAL INC         COM        37247D106      5507      460861    SH            SOLE             SOLE
HOME DEPOT INC                 COM        437076102       647       24300    SH            SOLE             SOLE
HONEYWELL INTERNATIONAL        COM        438516106       724       19500    SH            SOLE             SOLE
INTERCONTINENTALEXCHANGE       COM        45865V100      2167       22300    SH            SOLE             SOLE
ISHARES FTSE/XINHUA CHINA 25   ETF        464287184      5725      139900    SH            SOLE             SOLE
JOHNSON & JOHNSON              COM        478160104      7258      119200    SH            SOLE             SOLE
LAS VEGAS SANDS CORP           COM        517834107       439       26100    SH            SOLE             SOLE
LENNAR CORP                    COM        526057104       332       23300    SH            SOLE             SOLE

LOCKHEED MARTIN CORP           COM        539830109       867       11100    SH            SOLE             SOLE
LOWE'S COS INC                 COM        548661107      5534      264300    SH            SOLE             SOLE
MASTERCARD INC                 COM        7636Q1040      1658        8200    SH            SOLE             SOLE
MERCK & CO                     COM        589331107       677       21400    SH            SOLE             SOLE
MOODY'S CORP                   COM        615369105       565       28000    SH            SOLE             SOLE
MORGAN STANLEY                 COM        617446448       343       11100    SH            SOLE             SOLE
NATIONAL SEMICONDUCTOR         COM        637640103       425       29800    SH            SOLE             SOLE
NIKE INC                       CL B       654106103      4244       65600    SH            SOLE             SOLE
NUCOR CORP                     COM        670346105       832       17700    SH            SOLE             SOLE
NVIDIA CORP                    COM        67066G104      2612      173800    SH            SOLE             SOLE
OCCIDENTAL PETROLEUM CORP      COM        674599105     11124      141882    SH            SOLE             SOLE
PEPSICO INC                    COM        713448108       540        9200    SH            SOLE             SOLE
PFIZER INC                     COM        717081103      3328      201100    SH            SOLE             SOLE
POWERSHARES QQQ                ETF        631100104       904       21400    SH            SOLE             SOLE
PROCTER & GAMBLE CO/THE        COM        742718109     16177      279300    SH            SOLE             SOLE
RESEARCH IN MOTION LTD         COM        760975102      1248       18449    SH            SOLE             SOLE
SAFEWAY INC                    COM        786514208       682       34600    SH            SOLE             SOLE
SCHERING-PLOUGH CORP           COM        806605101       288       10200    SH            SOLE             SOLE
SIMON PROPERTY GROUP INC       REIT       828806109      1418       20430    SH            SOLE             SOLE
SPDR TRUST SERIES 1            ETF        78462F103       857        8112    SH            SOLE             SOLE
STEEL DYNAMICS INC             COM        858119100       184       12000    SH            SOLE             SOLE
SUNCOR ENERGY INC              COM        867229106       612       17700    SH            SOLE             SOLE
TEVA PHARMACEUTICAL            ADR        881624209      1269       25100    SH            SOLE             SOLE
TRAVELERS COS INC/THE          COM        89417E109      1753       35600    SH            SOLE             SOLE
UNION PACIFIC CORP             COM        907818108       922       15800    SH            SOLE             SOLE
UNITED PARCEL SERVICE INC      CL B       911312106       678       12000    SH            SOLE             SOLE
UNITED STATES OIL FUND LP      ETF        91232N108      6834      188900    SH            SOLE             SOLE
UNITED STATES STEEL CORP       COM        912909108      1952       44000    SH            SOLE             SOLE
UNITED TECHNOLOGIES CORP       COM        913017109       676       11100    SH            SOLE             SOLE
UNITEDHEALTH GROUP INC         COM        91324P102      1289       51500    SH            SOLE             SOLE
VALERO ENERGY CORP             COM        91913Y100       706       36400    SH            SOLE             SOLE
VISA INC                       COM        035122320      1415       20483    SH            SOLE             SOLE
VORNADO REALTY TRUST           REIT       929042109      1191       18500    SH            SOLE             SOLE
WELLPOINT INC                  COM        94973V107      2798       59100    SH            SOLE             SOLE
WYETH                          COM        983024100     14843      305600    SH            SOLE             SOLE
XILINX INC                     COM        983919101      1052       44900    SH            SOLE             SOLE
YUM! BRANDS INC                COM        988498101       820       24300    SH            SOLE             SOLE